Other liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Other Liabilities Disclosure [Abstract]
Schedule of Carrying Amount of Other Liabilities
The carrying amount of other liabilities for the years ended December 31, 2025, 2024 and 2023 are as follows:

	December 31,
	2025	2024 (As Restated)	2023 (As Restated)
	(in thousands)
General trade and overhead liabilities*	588,733	524,981	463,882
Personnel related liabilities	240,222	218,574	378,251
Operating lease liabilities	36,282	36,783	36,414
Facility related liabilities	8,033	8,547	11,078
Other liabilities	21,098	91,730	13,532
Restructuring liabilities	10,383	29,120	4,951
Short term government grants	75	41	43
Total	$904,826	$909,776	$908,151

*includes amounts due to third parties in respect of accrued reimbursable investigator expenses of $427.1 million at December 31, 2025, $369.2 million at December 31, 2024 and $333.0 million at December 31, 2023.